United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5480

CIGNA Variable Products Group

               (Exact name of registrant as specified in charter)

c/o CIGNA Investment Advisors, Inc., 280 Trumbull Street, H16C,
Hartford, CT 06103

(Address of principal executive offices) (Zip code)

Mark Butler, 2223 Washington Street, 3 Newton Executive Park, Suite 200 Newton, MA 02462

                     (Name and address of agent for service)

Registrant's telephone number, including area code:
860.757.7276

Date of fiscal year end: 12/31/2004
                         ----------

Date of reporting period: 6/30/2004 - 9/30/2004
                          ---------------------

Item 1. Schedule of Investments.

--------------------------------------------------------------------------------
TimesSquare VP Money Market Fund Investments in Securities
September 30, 2004 (Unaudited)

                                                           Principal       Value
                                                                (000)       (000)
---------------------------------------------------------------------------------
COMMERCIAL PAPER - 56.2%
Domestic - 45.4%
Barton Capital Corp.,
     1.72%, 10/4/04                                          $ 3,552     $ 3,552
     1.77%, 10/13/04                                           8,000       7,995
     1.77%, 10/18/04                                          10,000       9,992
Bear Stearns Co., Inc., 1.65%, 10/4/04                        21,000      20,997
Chevron Texaco Funding Corp., 1.58%, 10/1/04                  16,726      16,726
Citicorp, 1.77%, 10/20/04                                     21,000      20,980
Coca Cola Co., 1.74%, 10/19/04                                21,000      20,982
Gannett, Inc., 1.73%, 10/7/04                                  1,004       1,004
General Electric Capital Corp., 1.74%, 10/14/04               21,000      20,987
Household Finance Corp., 1.68%, 10/1/04                       21,700      21,700
International Business Machines Corp., 1.72%, 10/12/04        21,000      20,989
Morgan Stanley, Dean Witter, Discover & Co.,
     1.78%, 10/15/04                                          21,000      20,985
Nestle Capital Corp., 1.72%, 10/13/04                          1,004       1,003
Old Line Funding Corp., 1.76%, 10/8/04                        14,991      14,986
Paccar Financial Corp.,
     1.75%, 10/6/04                                            8,910       8,908
     1.73%, 10/6/04                                            6,511       6,509
State Street Boston Corp.,
     1.68%, 10/4/04                                           11,000      10,999
     1.73%, 10/6/04                                           10,400      10,398
Wal-Mart Stores, Inc.,
     1.72%, 10/5/04                                            7,889       7,888
     1.74%, 10/19/04                                          12,131      12,120
                                                                     ------------
                                                                         259,700
                                                                     ------------
Foreign - 10.8%
ANZ Delaware, Inc., 1.75%, 10/7/04                            10,000       9,997
American Honda Finance Corp., 1.72%, 10/13/04                  9,100       9,095
CBA (Delaware) Finance, Inc., 1.75%, 10/15/04                  1,001       1,000
KfW International Finance, Inc.,
     1.70%, 10/7/04                                            6,320       6,318
     1.72%, 10/7/04                                           12,880      12,876
Royal Bank of Scotland, 1.75%, 10/12/04                        1,001       1,000
Toyota Motor Credit Corp.,
     1.73%, 10/12/04                                           8,883       8,878
     1.90%, 12/23/04 (a)                                      12,500      12,502
                                                                     ------------
                                                                          61,666
                                                                     ------------
Total Commercial Paper                                                   321,366
                                                                     ------------
U.S. GOVERNMENT AGENCIES (b) - 43.8%
Fannie Mae,
     1.67%, 10/5/04                                           21,330      21,326
     1.72%, 10/8/04                                           20,000      19,993
     1.72%,10/14/04                                           11,796      11,789
     1.11%, 10/15/04                                           1,500       1,499
     1.73%, 10/20/04                                          13,867      13,854
     1.24%, 11/12/04                                           2,976       2,972
     1.26%, 11/12/04                                           1,655       1,653
     1.76%,1/28/05 (a)                                        11,500      11,499
     1.65%, 5/16/05                                            2,500       2,500
     1.89%, 10/7/05 (a)                                       20,000      19,997
Federal Farm Credit Bank,
     1.10%, 10/15/04                                           1,484       1,483
     1.14%, 10/18/04                                           5,000       4,997
     1.22%, 10/18/04                                           8,500       8,495
     1.75%, 3/24/05 (a)                                       15,000      14,999
     1.77%, 6/23/05 (a)                                        2,500       2,500
     1.86%, 3/1/06 (a)                                        15,000      15,000
Federal Home Loan Bank,
     1.83%, 10/6/04 (a)                                       10,000      10,000
     1.72%, 10/13/04                                           9,479       9,474
     1.74%, 10/20/04                                          11,679      11,668
     4.37%, 2/15/05                                            2,000       2,023
     1.30%, 2/23/05                                            4,000       3,999
     1.90%, 3/30/05 (a)                                        7,500       7,500
     2.02%, 6/8/05                                             2,500       2,500
     1.48%, 10/5/05 (a)                                        7,500       7,496
Freddie Mac,
     1.72%, 10/12/04                                             243         243
     1.20%, 10/19/04                                           7,500       7,496
     1.25%, 11/4/04                                            7,500       7,491
     1.27%, 12/6/04                                            5,646       5,633
     1.19%, 12/30/04                                           1,500       1,496
     1.23%, 1/11/05                                            1,500       1,495
     1.30%, 1/11/05                                            7,500       7,472
     1.40%, 1/19/05                                            2,224       2,215
     1.54%, 10/7/05 (a)                                        7,500       7,500
                                                                     ------------
Total U.S. Government Agencies                                           250,257
                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES - 100.0%
     (Total Cost - $571,623) (c)                                         571,623
Liabilities in excess of Cash and Other Assets - 0.0%                        (23)
                                                                     ------------
NET ASSETS - 100.0%                                                     $571,600
                                                                     ============

NOTES TO INVESTMENTS IN SECURITIES
(a) Variable rate security. Rate is as of September 30, 2004.
(b) Agency obligations are not guaranteed by the U.S. Government.
    Tax Information
(c) As of September 30, 2004, the cost for federal tax purposes on a tax basis is the same as on a book basis.

----------------------------------------------------------------------------
TimesSquare VP Money Market Fund

                                                        Value        % of
Ten Largest Positions (Unaudited)                       (000)     Net Assets
----------------------------------------------------------------------------
Fannie Mae                                            $107,082       18.7%
Federal Home Loan Bank                                  54,660        9.6
Federal Farm Credit Bank                                47,474        8.3
Freddie Mac                                             41,041        7.2
Household Finance Corp.                                 21,700        3.8
Barton Capital Corp.                                    21,539        3.8
State Street Boston Corp.                               21,397        3.7
Toyota Motor Credit Corp.                               21,380        3.7
Bear Stearns Co., Inc.                                  20,997        3.7
International Business Machines Corp.                   20,989        3.7

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
September 30, 2004 (Unaudited)

                                                        NUMBER OF          VALUE
                                                          SHARES            (000)
---------------------------------------------------------------------------------
COMMON STOCKS - 95.4%
AEROSPACE/DEFENSE - 1.7%
Boeing (The) Co.                                          12,876           $ 665
General Dynamics Corp.                                     3,100             316
Goodrich Corp.                                             1,800              56
Lockheed Martin Corp.                                      6,860             383
Northrop Grumman Corp.                                     5,478             292
Raytheon Co.                                               6,900             262
Rockwell Collins, Inc.                                     2,800             104
United Technologies Corp.                                  7,900             738
                                                                  ---------------
                                                                           2,816
                                                                  ---------------
AGRICULTURE - 1.2%
Altria Group, Inc.                                        31,600           1,486
Archer-Daniels-Midland Co.                                 9,987             170
Monsanto Co.                                               4,135             151
Reynolds American, Inc.                                    2,300             156
UST, Inc.                                                  2,600             105
                                                                  ---------------
                                                                           2,068
                                                                  ---------------
AUTO MANUFACTURERS & PARTS - 0.8%
Cooper Tire & Rubber Co.                                   1,100              22
Dana Corp.                                                 2,343              41
Delphi Corp.                                               8,626              80
Ford Motor Co.                                            28,297             398
General Motors Corp.                                       8,700             370
Goodyear (The) Tire & Rubber Co. (a)                       2,700              29
Johnson Controls, Inc.                                     2,900             165
Navistar International Corp. (a)                           1,100              41
Paccar, Inc.                                               2,687             186
Visteon Corp.                                              2,051              16
                                                                  ---------------
                                                                           1,348
                                                                  ---------------
BIOTECHNOLOGY - 1.1%
Amgen, Inc. (a)                                           19,568           1,109
Biogen Idec, Inc. (a)                                      5,235             320
Chiron Corp. (a)                                           2,900             128
Genzyme Corp. (General Division) (a)                       3,500             191
Medimmune, Inc. (a)                                        3,800              90
Millipore Corp. (a)                                          800              38
                                                                  ---------------
                                                                           1,876
                                                                  ---------------
CHEMICALS - 1.6%
Air Products & Chemicals, Inc.                             3,500             190
Ashland, Inc.                                              1,100              62
Dow (The) Chemical Co.                                    14,410             651
du Pont (E.I.) de Nemours & Co.                           15,378             658
Eastman Chemical Co.                                       1,200              57
Ecolab, Inc.                                               4,000             126
Engelhard Corp.                                            1,950              55
Great Lakes Chemical Corp.                                   800              20
Hercules, Inc. (a)                                         1,700              24
International Flavors & Fragrances, Inc.                   1,400              54
PPG Industries, Inc.                                       2,600             159
Praxair, Inc.                                              5,000             214
Rohm & Haas Co.                                            3,485             150
Sherwin-Williams (The) Co.                                 2,300             101
Sigma-Aldrich Corp.                                        1,100              64
                                                                 ----------------
                                                                           2,585
                                                                 ----------------
COMMERCIAL SERVICES - 0.9%
Apollo Group, Inc., Class A (a)                            3,000             220
Block (H&R), Inc.                                          2,500             124
Cendant Corp.                                             16,204             350
Convergys Corp. (a)                                        2,200              30
Deluxe Corp.                                                 800              33
Donnelley (RR) & Sons Co.                                  3,300             103
Equifax, Inc.                                              2,200              58
McKesson Corp.                                             4,523             116
Moody's Corp.                                              2,300             168
Paychex, Inc.                                              5,800             175
Robert Half International, Inc.                            2,600              67
                                                                 ----------------
                                                                           1,444
                                                                 ----------------
COMMUNICATIONS - 1.3%
eBay, Inc. (a)                                            10,200             938
Interpublic (The) Group of Cos., Inc. (a)                  6,400              67
Monster Worldwide, Inc. (a)                                1,700              42
Omnicom Group                                              2,900             212
Symantec Corp. (a)                                         4,800             263
Yahoo, Inc. (a)                                           20,900             709
                                                                 ----------------
                                                                           2,231
                                                                 ----------------
COMPUTERS - 3.8%
Affiliated Computer Services, Inc., Class A (a)            2,000             111
Apple Computer, Inc. (a)                                   6,000             233
Computer Sciences Corp. (a)                                2,900             137
Dell, Inc. (a)                                            38,400           1,367
Electronic Data Systems Corp.                              7,900             153
EMC Corp. (a)                                             37,424             432
Gateway, Inc. (a)                                          5,800              29
Hewlett-Packard Co.                                       46,524             872
International Business Machine Corp.                      25,800           2,212
Lexmark International, Inc., Class A (a)                   2,000             168
NCR Corp. (a)                                              1,500              74
Network Appliance, Inc. (a)                                5,300             122
Sun Microsystems, Inc. (a)                                50,900             205

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
September 30, 2004 (Unaudited) (Continued)

                                                        NUMBER OF          VALUE
                                                          SHARES            (000)
---------------------------------------------------------------------------------
COMPUTERS AND S0FTWARE continued
Sungard Data Systems, Inc. (a)                             4,400           $ 105
Unisys Corp. (a)                                           5,100              53
                                                                  ---------------
                                                                           6,273
                                                                  ---------------
CONSUMER PRODUCTS & SERVICES - 2.8%
Alberto-Culver Co.                                         1,400              61
Avery Dennison Corp.                                       1,700             112
Avon Products, Inc.                                        7,200             314
Clorox Co.                                                 3,300             176
Colgate-Palmolive Co.                                      8,200             370
Fortune Brands, Inc.                                       2,200             163
Genuine Parts Co.                                          2,650             102
Gillette (The), Co.                                       15,400             643
Grainger (W.W.), Inc.                                      1,400              81
Kimberly-Clark Corp.                                       7,632             493
Newell Rubbermaid, Inc.                                    4,207              84
Procter & Gamble Co.                                      39,100           2,116
                                                                  ---------------
                                                                           4,715
                                                                  ---------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
American Power Conversion                                  3,100              54
Emerson Electric Co.                                       6,500             402
Molex, Inc.                                                2,975              89
Power-One, Inc. (a)                                        1,300               8
                                                                  ---------------
                                                                             553
                                                                  ---------------
ELECTRONICS - 0.5%
Agilent Technologies, Inc. (a)                             7,328             158
Applera Corp. - Applied Biosystems Group                   3,200              60
Fisher Scientific International, Inc. (a)                  1,700              99
Jabil Circuit, Inc. (a)                                    3,100              71
Parker Hannifin Corp.                                      1,825             108
PerkinElmer, Inc.                                          2,000              35
Sanmina-SCI Corp. (a)                                      8,000              56
Solectron Corp. (a)                                       14,800              73
Symbol Technologies, Inc.                                  3,600              46
Tektronix, Inc.                                            1,300              43
Thermo Electron Corp. (a)                                  2,600              70
Waters Corp. (a)                                           1,900              84
                                                                  ---------------
                                                                             903
                                                                  ---------------
FINANCIAL - 14.6%
American Express Co.                                      19,500           1,004
AmSouth Bancorp                                            5,400             132
Bank (The) of New York Co., Inc.                          12,000             350
Bank of America Corp.                                     62,632           2,714
BB&T Corp.                                                 8,500             337
Bear Stearns (The) Cos., Inc.                              1,625             156
Capital One Financial Corp.                                3,700             274
Citigroup, Inc.                                           79,672           3,515
Comerica, Inc.                                             2,650             157
Countrywide Financial Corp.                                8,700             343
E*Trade Financial Corp. (a)                                5,700              65
Fannie Mae                                                14,900             945
Federated Investors, Inc., Class B                         1,700              48
Fifth Third Bancorp                                        8,758             431
First Horizon National Corp.                               1,900              82
Franklin Resources, Inc.                                   3,900             217
Freddie Mac                                               10,600             692
Golden West Financial Corp.                                2,400             266
Goldman Sachs Group, Inc.                                  7,500             699
Huntington Bancshares, Inc.                                3,566              89
Janus Capital Group, Inc.                                  3,700              50
Keycorp                                                    6,216             196
Lehman Brothers Holdings, Inc.                             4,180             333
M&T Bank Corp                                              1,800             172
Marshall & Ilsley Corp.                                    3,500             141
MBNA Corp.                                                19,752             498
Mellon Financial Corp.                                     6,500             180
Merrill Lynch & Co., Inc.                                 14,500             721
Morgan (J.P.) Chase & Co.                                 54,867           2,180
Morgan Stanley Dean Witter & Co.                          16,940             835
National City Corp.                                       10,200             394
North Fork Bancorporation, Inc.                            2,700             120
Northern Trust Corp.                                       3,400             139
PNC Financial Services Group, Inc.                         4,300             233
Providian Financial Corp. (a)                              4,500              70
Regions Financial Corp.                                    7,147             236
Schwab, (The) Charles Corp.                               21,025             193
SLM Corp.                                                  6,700             299
SouthTrust Corp.                                           5,100             212
Sovereigh Bancorp, Inc.                                    5,300             116
State Street Corp.                                         5,200             222
SunTrust Banks, Inc.                                       4,400             310
Synovus Financial Corp.                                    4,650             122
T. Price Rowe Group, Inc.                                  1,900              97
US Bancorp                                                28,951             837
Wachovia Corp.                                            20,128             945
Washington Mutual, Inc.                                   13,407             524
Wells Fargo & Co.                                         25,960           1,548
Zions Bancorporation                                       1,400              85
                                                                 ----------------
                                                                          24,524
                                                                 ----------------

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
September 30, 2004 (Unaudited) (Continued)

                                                        NUMBER OF          VALUE
                                                          SHARES            (000)
---------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.8%
Albertson's, Inc.                                          5,713           $ 137
Anheuser-Busch Cos., Inc.                                 12,300             614
Brown-Forman Corp., Class B                                1,900              87
Campbell Soup Co.                                          6,400             168
Coca-Cola (The) Co.                                       37,300           1,494
Coca-Cola Enterprises, Inc.                                7,100             134
ConAgra Foods, Inc.                                        8,300             213
Coors (Adolph) Co., Class B                                  600              41
General Mills, Inc.                                        5,800             260
Heinz (H.J) Co.                                            5,400             195
Hershey Foods Corp.                                        3,800             178
Kellogg Co.                                                6,400             273
Kroger Co. (a)                                            11,500             178
McCormick & Co., Inc.                                      2,100              72
Pepsi Bottling Group, Inc.                                 4,000             109
PepsiCo., Inc.                                            26,060           1,268
Safeway, Inc. (a)                                          6,800             131
Sara Lee Corp.                                            12,200             279
Supervalu, Inc.                                            2,100              58
Sysco Corp.                                                9,800             293
Winn-Dixie Stores, Inc. (a)                                2,200               7
Wrigley (Wm) Jr. Co.                                       3,500             222
                                                                  ---------------
                                                                           6,411
                                                                  ---------------
FOREST PRODUCTS & PAPER - 0.6%
Boise Cascade Corp.                                        1,300              43
Georgia-Pacific Corp.                                      3,916             141
International Paper Co.                                    7,451             301
Louisiana-Pacific Corp.                                    1,600              42
MeadWestvaco Corp.                                         3,076              98
Plum Creek Timber Co., Inc.                                2,800              98
Temple-Inland, Inc.                                          800              54
Weyerhaeuser Co.                                           3,700             246
                                                                  ---------------
                                                                           1,023
                                                                  ---------------
HEALTHCARE PRODUCTS & SERVICES - 4.8%
Aetna, Inc.                                                2,342             234
Anthem, Inc. (a)                                           2,100             183
Bard (C.R.), Inc.                                          1,600              91
Bausch & Lomb, Inc.                                          800              53
Baxter International, Inc.                                 9,400             302
Becton Dickinson & Co.                                     3,900             202
Biomet, Inc.                                               4,000             188
Boston Scientific Corp. (a)                               13,000             517
Guidant Corp.                                              4,800             317
HCA, Inc.                                                  7,400             282
Health Management Associates, Class A                      3,800              78
Humana, Inc. (a)                                           2,500              50
Johnson & Johnson                                         45,684           2,573
Manor Care, Inc.                                           1,400              42
Medtronic, Inc.                                           18,600             965
Quest Diagnostics                                          1,600             141
St. Jude Medical, Inc. (a)                                 2,700             203
Stryker Corp.                                              6,200             298
Tenet Healthcare Corp. (a)                                 7,150              77
UnitedHealth Group, Inc.                                  10,200             752
WellPoint Health Networks (a)                              2,400             252
Zimmer Holdings, Inc. (a)                                  3,780             299
                                                                 ----------------
                                                                           8,099
                                                                 ----------------
HOME BUILDERS & FURNISHINGS - 0.3%
Centex Corp.                                               1,900              96
KB Home                                                      700              59
Leggett & Platt, Inc.                                      3,000              84
Maytag Corp.                                               1,200              22
Pulte Homes, Inc.                                          1,900             117
Whirlpool Corp.                                            1,100              66
                                                                 ----------------
                                                                             444
                                                                 ----------------
INDUSTRIAL - 6.8%
3M Co.                                                    12,100             968
Allied Waste Industries, Inc. (a)                          5,000              44
American Standard Cos., Inc. (a)                           3,300             128
Black & Decker Corp.                                       1,200              93
Caterpillar, Inc.                                          5,300             426
Cooper Industries Ltd., Class A                            1,400              83
Crane Co.                                                    900              26
Cummins, Inc.                                                700              52
Danaher Corp.                                              4,800             246
Deere & Co.                                                3,800             245
Dover Corp.                                                3,100             120
Eastman Kodak Co.                                          4,400             142
Eaton Corp.                                                2,400             152
Fluor Corp.                                                1,300              58
General Electric Co.                                     162,500           5,457
Honeywell International, Inc.                             13,287             477
Illinois Tool Works, Inc.                                  4,700             438
Ingersoll-Rand Co., Class A                                2,700             184
ITT Industries, Inc.                                       1,400             112
Masco Corp.                                                6,700             231
Pall Corp.                                                 1,900              47
Rockwell Automation, Inc.                                  2,900             112
Snap-On, Inc.                                                950              26
Stanley (The) Works                                        1,300              55
Textron, Inc.                                              2,100             135

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
September 30, 2004 (Unaudited) (Continued)

                                                        NUMBER OF          VALUE
                                                          SHARES            (000)
---------------------------------------------------------------------------------
INDUSTRIAL - continued
Tyco International Ltd.                                   30,965           $ 949
Vulcan Materials Co.                                       1,600              82
Waste Management, Inc.                                     8,932             244
Worthington Industries                                     1,300              28
                                                                  ---------------
                                                                          11,360
                                                                  ---------------
INSURANCE - 4.6%
ACE Ltd.                                                   4,300             172
Aflac, Inc.                                                7,900             310
Allstate (The) Corp.                                      10,696             513
AMBAC Financial Group, Inc.                                1,650             132
American International Group                              40,084           2,725
AON Corp.                                                  4,825             139
Chubb Corp.                                                2,900             204
CIGNA Corp. (b)                                            2,100             146
Cincinnati Financial Corp.                                 2,625             108
Hartford Financial Services Group                          4,500             279
Jefferson-Pilot Corp.                                      2,112             105
Lincoln National Corp.                                     2,800             132
Loews Corp.                                                2,900             170
Marsh & McLennan Cos., Inc.                                8,000             366
MBIA, Inc.                                                 2,200             128
Metlife, Inc.                                             11,600             448
MGIC Investment Corp.                                      1,500             100
Principal Financial Group                                  4,800             173
Progressive (The) Corp.                                    3,300             280
Prudential Financial, Inc.                                 8,000             376
Safeco Corp.                                               2,100              96
St. Paul (The) Travelers  Companies, Inc.                 10,291             340
Torchmark Corp.                                            1,700              90
UnumProvident Corp.                                        4,625              73
XL Capital Ltd., Class A                                   2,100             155
                                                                  ---------------
                                                                           7,760
                                                                  ---------------
IRON/STEEL & MINING - 0.7%
Alcoa, Inc.                                               13,468             452
Allegheny Technologies, Inc.                               1,270              23
Freeport-McMoRan Copper & Gold, Class B                    2,700             109
Newmont Mining Corp.                                       6,735             307
Nucor Corp.                                                1,200             110
Phelps Dodge Corp.                                         1,416             130
United States Steel Corp.                                  1,800              68
                                                                  ---------------
                                                                           1,199
                                                                  ---------------
LEISURE & ENTERTAINMENT - 0.7%
Brunswick Corp.                                            1,400              64
Carnival Corp.                                             9,700             459
Harley-Davidson, Inc.                                      4,500             268
Hasbro, Inc.                                               2,675              50
International Game Technology                              5,400             194
Mattel, Inc.                                               6,345             115
Sabre Holdings Corp., Class A                              2,140              52
                                                                 ----------------
                                                                           1,202
                                                                 ----------------
LODGING - 0.3%
Harrah's Entertainment, Inc.                               1,750              93
Hilton Hotels Corp.                                        5,900             111
Marriott International, Inc., Class A                      3,600             187
Starwood Hotels & Resorts Worldwide, Inc.                  3,200             148
                                                                 ----------------
                                                                             539
                                                                 ----------------
MEDIA - 3.1%
Clear Channel Communications, Inc.                         9,100             284
Comcast Corp., Class A (a)                                34,362             970
Disney (Walt) Co.                                         31,700             715
Dow Jones & Co., Inc.                                      1,300              53
Gannett Co., Inc.                                          4,100             343
Knight-Ridder, Inc.                                        1,200              79
McGraw-Hill (The) Cos., Inc.                               2,900             231
Meredith Corp.                                               800              41
New York Times Co., Class A                                2,300              90
Time Warner, Inc. (a)                                     70,400           1,136
Tribune Co.                                                4,900             202
Univision Communications, Inc., Class A  (a)               5,000             158
Viacom, Inc., Class B                                     26,733             897
                                                                 ----------------
                                                                           5,199
                                                                 ----------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
Pitney Bowes, Inc.                                         3,600             159
Xerox Corp. (a)                                           12,900             182
                                                                 ----------------
                                                                             341
                                                                 ----------------
OIL & GAS - 7.0%
Amerada Hess Corp.                                         1,400             125
Anadarko Petroleum Corp.                                   3,833             254
Apache Corp.                                               5,022             252
Baker Hughes, Inc.                                         5,190             227
BJ Services Co.                                            2,500             131
Burlington Resources, Inc.                                 6,120             250
ChevronTexaco Corp.                                       32,768           1,758
ConocoPhillips                                            10,568             875
Devon Energy Corp.                                         3,700             263
Dynegy, Inc., Class A (a)                                  5,800              29
EL Paso Corp.                                              9,943              91
EOG Resources, Inc.                                        1,800             118
Exxon Mobil Corp.                                        100,124           4,839
Halliburton Co.                                            6,800             229
Kerr-McGee Corp.                                           2,338             134

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
September 30, 2004 (Unaudited) (Continued)

                                                        NUMBER OF          VALUE
                                                          SHARES            (000)
---------------------------------------------------------------------------------
OIL & GAS continued
Kinder Morgan, Inc.                                        1,900           $ 119
Marathon Oil Corp.                                         5,300             219
Nabors Industries Ltd. (a)                                 2,300             109
Noble Corp. (a)                                            2,100              94
Occidental Petroleum Corp.                                 6,000             336
Rowan Cos., Inc. (a)                                       1,600              42
Schlumberger Ltd.                                          9,100             613
Sunoco, Inc.                                               1,200              89
Transocean, Inc. (a)                                       4,971             178
Unocal Corp.                                               4,000             172
Valero Energy Corp.                                        2,000             160
Williams Companies, Inc.                                   8,000              97
                                                                  ---------------
                                                                          11,803
                                                                  ---------------
PACKAGING & CONTAINERS - 0.1%
Ball Corp.                                                 1,800              67
Bemis Co.                                                  1,600              43
Pactiv Corp. (a)                                           2,400              56
Sealed Air Corp. (a)                                       1,361              63
                                                                  ---------------
                                                                             229
                                                                  ---------------
PHARMACEUTICALS - 6.2%
Abbott Laboratories                                       24,000           1,017
Allergan, Inc.                                             2,000             145
AmerisourceBergen Corp.                                    1,700              91
Bristol-Myers Squibb Co.                                  30,000             710
Cardinal Health, Inc.                                      6,575             288
Caremark Rx, Inc. (a)                                      7,200             231
Eli Lilly & Co.                                           17,400           1,045
Express Scripts, Inc. (a)                                  1,200              78
Forest Laboratories, Inc. (a)                              5,700             256
Gilead Sciences, Inc. (a)                                  6,600             247
Hospira, Inc. (a)                                          2,420              74
King Pharmaceuticals, Inc. (a)                             3,766              45
Medco Health Solutions, Inc. (a)                           4,166             129
Merck & Co., Inc.                                         34,100           1,125
Mylan Laboratories                                         4,100              74
Pfizer, Inc.                                             116,232           3,557
Schering-Plough Corp.                                     22,800             435
Watson Pharmaceuticals, Inc. (a)                           1,700              50
Wyeth                                                     20,600             770
                                                                  ---------------
                                                                          10,367
                                                                  ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Apartment Investment & Mgt. Co., Class A                   1,400              49
Equity Office Properties Trust                             6,200             169
Equity Residential                                         4,300             133
Prologis                                                   2,800              99
Simon Property Group, Inc.                                 3,200             171
                                                                 ----------------
                                                                             621
                                                                 ----------------
RETAIL - 7.1%
Autonation, Inc. (a)                                       4,300              74
Autozone, Inc. (a)                                         1,300             101
Bed Bath & Beyond, Inc. (a)                                4,600             171
Best Buy Co., Inc.                                         5,000             271
Big Lots, Inc. (a)                                         1,800              22
Cintas Corp.                                               2,600             109
Circuit City Stores, Inc.                                  3,300              51
Coach, Inc. (a)                                            2,900             123
Costco Wholesale Corp.                                     7,100             295
CVS Corp.                                                  6,100             257
Darden Restaurants, Inc.                                   2,550              59
Dillard's, Inc., Class A                                   1,300              26
Dollar General Corp.                                       5,247             106
Family Dollar Stores, Inc.                                 2,700              73
Federated Department Stores                                2,800             127
Gap (The), Inc.                                           13,862             259
Home Depot, Inc.                                          33,750           1,323
Jones Apparel Group, Inc.                                  2,000              72
Kohl's Corp. (a)                                           5,300             255
Limited Brands, Inc.                                       7,200             160
Liz Claiborne, Inc.                                        1,700              64
Lowe's Companies, Inc.                                    12,000             652
May (The) Department Stores Co.                            4,450             114
McDonald's Corp.                                          19,500             547
Nike, Inc., Class B                                        4,100             323
Nordstrom, Inc.                                            2,100              80
Office Depot, Inc. (a)                                     4,800              72
Penney (J.C.) Co., Inc.                                    4,400             155
RadioShack Corp.                                           2,500              72
Reebok International Ltd.                                    900              33
Sears Roebuck and Co.                                      3,300             132
Staples, Inc.                                              7,750             231
Starbucks Corp. (a)                                        6,100             277
Target Corp.                                              13,900             629
Tiffany & Co.                                              2,300              71
TJX Cos., Inc.                                             7,500             165
Toys R US, Inc. (a)                                        3,300              59
VF Corp.                                                   1,700              84
Walgreen Co.                                              15,800             566
Wal-Mart Stores, Inc.                                     65,300           3,474
Wendy's International, Inc.                                1,800              60
Yum! Brands, Inc.                                          4,580             186
                                                                 ----------------
                                                                          11,980
                                                                 ----------------

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
September 30, 2004 (Unaudited) (Continued)

                                                        NUMBER OF          VALUE
                                                          SHARES            (000)
---------------------------------------------------------------------------------
SEMICONDUCTORS - 2.8%
Advanced Micro Devices, Inc. (a)                           5,400            $ 70
Altera Corp. (a)                                           5,900             116
Analog Devices, Inc.                                       5,800             225
Applied Materials, Inc. (a)                               26,000             429
Applied Micro Circuits Corp. (a)                           4,800              15
Broadcom Corp., Class A (a)                                5,000             137
Intel Corp.                                               98,700           1,980
Kla-Tencor Corp. (a)                                       3,000             125
Linear Technology Corp.                                    4,800             174
LSI Logic Corp. (a)                                        5,900              25
Maxim Integrated Products                                  5,100             216
Micron Technology, Inc. (a)                                9,400             113
National Semiconductor Corp.                               5,600              87
Novellus Systems, Inc. (a)                                 2,200              58
Nvidia Corp. (a)                                           2,500              36
PMC - Sierra, Inc. (a)                                     2,700              24
QLogic Corp. (a)                                           1,500              44
Teradyne, Inc. (a)                                         3,000              40
Texas Instruments, Inc.                                   26,800             570
Xilinx, Inc.                                               5,300             143
                                                                  ---------------
                                                                           4,627
                                                                  ---------------
SOFTWARE - 5.0%
Adobe Systems, Inc.                                        3,700             183
Autodesk, Inc.                                             1,700              83
Automatic Data Processing, Inc.                            9,100             376
BMC Software, Inc. (a)                                     3,500              55
Citrix Systems, Inc. (a)                                   2,500              44
Computer Associates International, Inc.                    9,012             237
Compuware Corp. (a)                                        5,900              30
Electronic Arts, Inc. (a)                                  4,600             211
First Data Corp.                                          13,158             572
Fiserv, Inc. (a)                                           3,000             104
IMS Health, Inc.                                           3,700              88
Intuit, Inc. (a)                                           2,900             132
Mercury Interactive Corp. (a)                              1,400              49
Microsoft Corp.                                          167,300           4,626
Novell, Inc. (a)                                           5,800              37
Oracle Corp. (a)                                          79,572             898
Parametric Technology Corp. (a)                            4,100              22
Peoplesoft, Inc. (a)                                       5,630             112
Siebel Systems, Inc. (a)                                   7,700              58
Veritas Software Corp. (a)                                 6,600             117
                                                                  ---------------
                                                                           8,034
                                                                  ---------------
TELECOMMUNICATIONS - 6.1%
ADC Telecommunications, Inc. (a)                          12,500              23
Alltel Corp.                                               4,800             264
Andrew Corp. (a)                                           2,493              31
AT&T Corp.                                                12,285             176
AT&T Wireless Services, Inc. (a)                          42,139             623
Avaya, Inc. (a)                                            6,928              97
BellSouth Corp.                                           28,300             767
CenturyTel, Inc.                                           2,050              70
CIENA Corp. (a)                                            7,300              14
Cisco Systems, Inc. (a)                                  104,000           1,882
Citizens Communications Co.                                5,100              68
Comverse Technology, Inc. (a)                              3,000              56
Corning, Inc. (a)                                         21,400             237
JDS Uniphase Corp. (a)                                    22,200              75
Lucent Technologies, Inc. (a)                             65,936             209
Motorola, Inc.                                            36,191             653
Nextel Communications, Inc., Class A (a)                  17,000             405
Qualcomm, Inc.                                            25,000             976
Qwest Communications International (a)                    27,301              91
SBC Communications, Inc.                                  50,994           1,323
Scientific-Atlanta, Inc.                                   2,400              62
Sprint Corp. (FON Group)                                  22,400             451
Tellabs, Inc. (a)                                          6,400              59
Verizon Communications, Inc.                              42,726           1,683
                                                                 ----------------
                                                                          10,295
                                                                 ----------------
TRANSPORTATION - 1.6%
Burlington Northern Santa Fe Corp.                         5,767             221
CSX Corp.                                                  3,300             110
Delta Air Lines, Inc. (a)                                  1,900               6
FedEx Corp.                                                4,600             394
Norfolk Southern Corp.                                     6,100             181
Ryder System, Inc.                                         1,000              47
Southwest Airlines Co.                                    12,187             166
Union Pacific Corp.                                        4,000             234
United Parcel Service, Inc., Class B                      17,300           1,314
                                                                 ----------------
                                                                           2,673
                                                                 ----------------
UTILITIES - 2.8%
AES (The) Corp. (a)                                        9,600              96
Allegheny Energy, Inc. (a)                                 2,000              32
Ameren Corp.                                               3,000             138
American Electric Power Co., Inc.                          6,100             195
Calpine Corp. (a)                                          6,400              18
Centerpoint Energy, Inc.                                   4,707              49
Cinergy Corp.                                              2,720             108
CMS Energy Corp. (a)                                       2,500              24

--------------------------------------------------------------------------------
TimesSquare VP S&P 500(R) Index Fund Investments in Securities
September 30, 2004 (Unaudited) (Continued)

                                                        NUMBER OF          VALUE
                                                          SHARES            (000)
---------------------------------------------------------------------------------
UTILITIES continued
Consolidated Edison, Inc.                                  3,700           $ 156
Constellation Energy Group, Inc.                           2,600             103
Dominion Resources, Inc.                                   5,099             333
DTE Energy Co.                                             2,600             110
Duke Energy Corp.                                         14,424             330
Edison International                                       5,000             133
Entergy Corp.                                              3,600             218
Exelon Corp.                                              10,250             376
FirstEnergy Corp.                                          5,100             210
FPL Group, Inc.                                            2,900             198
KeySpan Corp.                                              2,500              98
Nicor, Inc.                                                  700              26
NiSource, Inc.                                             4,100              86
Peoples Energy Corp.                                         600              25
PG&E Corp. (a)                                             6,200             188
Pinnacle West Capital Corp.                                1,400              58
PPL Corp.                                                  2,900             137
Progress Energy, Inc.                                      3,800             161
Public Service Enterprise Group                            3,700             158
Sempra Energy                                              3,554             129
Southern (The) Co.                                        11,300             339
TECO Energy, Inc.                                          2,900              39
TXU Corp.                                                  4,600             220
Xcel Energy, Inc.                                          6,220             108
                                                                  ---------------
                                                                           4,599
                                                                  ---------------

Total Common Stocks
    (Cost - $164,132)                                                    160,141
                                                                 ----------------

SHORT-TERM OBLIGATIONS - 5.7%
Money Market Fund - 5.2%
TimesSquare VP Money Market Fund (c)                   8,774,882           8,775
                                                                  ---------------

                                                      PRINCIPAL
                                                       (000)
                                                   --------------
U.S. Government -  0.5%
U. S. Treasury Bills., 1.92%, 3/31/05 (d)                  $ 800             792
                                                                  ---------------

Total Short-Term Obligations
    (Cost - $9,567)                                                        9,567
                                                                  ---------------

TOTAL INVESTMENTS IN SECURITIES - 101.1%
    (Total Cost - $173,699) (e)                                          169,708
Liabilities in excess of Cash and Other Assets  - (1.1)%                  (1,847)
                                                                  ---------------

NET ASSETS - 100.0%                                                    $ 167,861
                                                                  ===============


NOTES TO INVESTMENTS IN SECURITIES
(a) Non-income producing securities.
(b) TimesSquare Capital Management, Inc., the fund's investment adviser, is an indirect wholly owned subsidiary of CIGNA Corp.
(c) TimesSquare Capital Management, Inc., the fund's investment adviser, is also the Adviser to the TimesSquare VP Money Market Fund.
(d) This security, or a portion thereof, was pledged as collateral for Stock
    Index Futures Contracts. At September 30, 2004, the Fund was long 28 S&P
    500(R) Futures Contracts expiring in December 2004.  Unrealized losses amounted to $32,900.  Underlying face value was $7,837,200 and underlying market value was $7,804,300.
Tax Information
(e) At September 30, 2004, the net unrealized depreciation of investments, based on cost for federal income tax purposes of $174,560,805, was as follows:
    Aggregate gross unrealized appreciation for all
    investments in which there was an excess of value
    over tax cost                                                  $ 26,872,665
    Aggregate gross unrealized depreciation for all
    investments in which there was an excess of tax
    cost over value                                                 (31,725,686)
                                                                   -------------
    Unrealized depreciation - net                                  $ (4,853,021)
                                                                   =============

--------------------------------------------------------------------------------
CIGNA VariableProducts S&P 500(R) Index Fund

                                                     Market            % of
Ten Largest Positions                                 Value            Net
(Unaudited)                                           (000)           Assets
--------------------------------------------------------------------------------
General Electric Co.                                $ 5,457            3.3%
Exxon Mobil Corp.                                     4,839            2.9
Microsoft Corp.                                       4,626            2.8
Pfizer, Inc.                                          3,557            2.1
Citigroup, Inc.                                       3,515            2.1
Wal-Mart Stores, Inc.                                 3,474            2.1
American International Group                          2,725            1.6
Bank of America Corp.                                 2,714            1.6
Johnson & Johnson                                     2,573            1.5
International Business Machine Corp.                  2,212            1.3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TIMESSQUARE VP CORE PLUS BOND FUND INVESTMENTS IN SECURITIES

INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2004 (UNAUDITED)

                                                           PRINCIPAL    VALUE
                                                             (000)      (000)
                                                           ---------   --------
LONG-TERM BONDS - 89.1%
BASIC MATERIALS - 0.3%
International Paper Co., 5.50%, 2014                        $   190    $    195
Stora Enso Oyj, 7.38%, 2011                                     115         133
Weyerhaeuser Co., 6.75%, 2012                                    70          78
                                                                       --------
                                                                            406
                                                                       --------

COMMUNICATIONS & MEDIA - 9.1%
AOL Time Warner, 6.75%, 2011                                    495         549
AT&T Corp.,
   8.05%, 2011                                                   60          67
   8.75% (coupon change based on rating), 2031                   50          54
British Sky Broadcasting PLC, 8.20%, 2009                       255         297
British Telecommunications PLC,
   8.88% (coupon change based on rating), 2030                   60          79
Comcast Cable Communications, 8.38%, 2007                        65          73
Comcast Corp., 5.85%, 2010                                      140         149
Deutsche Telekom International Finance BV,
   8.50% (coupon change based on rating), 2010                  320         384
   8.75% (coupon change based on rating), 2030                  185         239
France Telecom SA,
   7.95%, (coupon change based on rating), 2006                  90          96
   8.50%, (coupon change based on rating), 2011                 535         640
   9.25%, (coupon change based on rating), 2031                 150         199
Intelsat, Ltd., 6.50%, 2013                                     285         234
Kyivstar GSM, 10.38%, 2009
   (144A security acquired Nov. 2002 & Jan. 2003
   for $306) (b)                                                291         310
Koninklijke KPN, NV, 8.00%, 2010                                430         511
Liberty Media Corp.,
   3.50%, 2006                                                  465         463
   5.70%, 2013                                                   80          79
News America Holdings, Inc.,
   7.75%, 2045                                                   90         107
   7.90%, 2095                                                  170         202
   8.25%, 2096                                                   60          74
PTC International Finance II SA, 11.25%, 2009                   245         261
Qwest Services Corp., 13.50%, 2010
   (144A security acquired Mar. 2004 for $53) (b)                45          53
SBC Communications, Inc., 6.45%, 2034                            60          61
Shaw Communications, Inc., 8.25%, 2010                          250         282
Sprint Capital Corp.,
   6.13%, 2008                                                  100         108
   8.38%, 2012                                                  105         127
   6.88%, 2028                                                  140         147
   8.75%, 2032                                                  220         279
Tele Communications, Inc.,
   9.80%, 2012                                                  500         638
   7.88%, 2013                                                  140         164
Telecom Italia Capital SA,
   5.25%, 2013
   (144A security acquired Oct. 2003 for $170) (b)              170         173
   6.38%, 2033
   (144A security acquired Oct. 2003 for $204) (b)              205         212
   6.00%, 2034
   (144A security acquired Sep. 2004 for $183) (b)              185         181
   5.00%, 2099                                                  280         279
TELUS Corp.,
   7.50%, 2007                                                  405         444
   8.00%, 2011                                                  430         504

COMMUNICATIONS & MEDIA CONTINUED
Time Warner, Inc.,
   8.18%, 2007                                              $   640    $    716
   9.13%, 2013                                                  160         200
   8.05%, 2016                                                   55          65
TPSA Finance BV, 7.75%, 2008 (144A security
   acquired July & Aug. 2003 for $137) (b)                      120         134
Univision Communications, Inc., 7.85%, 2011                     125         147
Verizon Florida, Inc., 6.13%, 2013                              125         133
                                                                       --------
                                                                         10,114
                                                                       --------

CONSUMER & RETAIL - 2.4%
Campbell Soup Co., 5.88%, 2008                                  115         124
Heinz (H.J.) Co., 6.38%, 2028                                    70          76
Heinz (H.J.) Finance Co.,
   6.75% (coupon change based on rating), 2032                   35          40
Kellogg Co., 6.60%, 2011                                        500         563
Kraft Foods, Inc.,
   5.25%, 2007                                                  140         147
   5.63%, 2011                                                  555         586
Kroger Co., 7.50%, 2031                                          45          52
May Department Stores Co.,
   4.80%, 2009
   (144A security acquired July 2004 for $55) (b)                55          56
   5.75%, 2014
   (144A security acquired July 2004 for $120) (b)              120         124
Miller Brewing Co., 5.50%, 2013
   (144A security acquired Aug. 2003 for $169) (b)              170         177
Safeway, Inc., 7.25%, 2031                                       30          33
Tyson Foods, Inc., 8.25%, 2011                                   80          95
VFB LLC, 10.25%, 2009 (a)                                     2,044         470
Yum! Brands, Inc., 8.88%, 2011                                  160         199
                                                                       --------
                                                                          2,742
                                                                       --------

DIVERSIFIED - 0.6%
Bombardier, Inc., 6.30%, 2014 (144A security
   acquired May & June 2004 for $68) (b)                         75          65
General Electric Co., 5.00%, 2013                               435         447
ITT Industries, Inc., 7.40%, 2025                               145         167
                                                                       --------
                                                                            679
                                                                       --------

FINANCIAL - 15.3%
BankBoston Corp., 8.25%, 2026                                    85          96
Bank of America Commercial Mortgage, Inc.,
   4.88%, 2039                                                  590         610
   4.13%, 2042                                                  395         397
Bank of America Corp., 7.80%, 2010                              100         117
Boeing Capital Corp., 6.10%, 2011                               100         110
CIT Group, Inc.,
   5.75%, 2007                                                   95         101
   6.88%, 2009                                                   70          79
Citifinancial Mortgage Securities, Inc.,
   3.08, 2033                                                   100         100
   3.22%, 2033                                                  200         200
Citigroup, Inc.,
   3.50%, 2008                                                  790         792
   5.00%, 2014
   (144A security acquired July 2002 for $282) (b)              307         307
Countrywide Asset-Backed Certificates,
   3.32%, 2022                                                  250         250
   3.32%, 2023                                                  250         250
   3.32%, 2034                                                  365         365

--------------------------------------------------------------------------------
TIMESSQUARE VP CORE PLUS BOND FUND INVESTMENTS IN SECURITIES

INVESTMENTS IN SECURITIES CONTINUED
SEPTEMBER 30, 2004 (UNAUDITED)

                                                           PRINCIPAL    VALUE
                                                             (000)      (000)
                                                           ---------   --------
FINANCIAL CONTINUED
Countrywide Alternative Loan Trust, 4.67%, 2034             $   520    $    526
Countrywide Home Loans., 5.50%, 2007                             80          84
Credit Suisse First Boston Mortgage Securities Corp.,
   4.63%, 2008                                                  165         170
   5.50%, 2013                                                   45          47
   Interest Only 7.50%, 2032 (c)                                700           4
   Interest Only 8.00%, 2032 (c)                                765          15
Dresdner Funding Trust I, 8.15%, 2031
   (144A security acquired June & Sep. 2003
   for $240) (b)                                                220         266
Ford Motor Credit Co.,
   7.38%, 2009                                                  700         767
   7.88%, 2010                                                  315         351
   7.38%, 2011                                                   70          76
General Electric Capital Corp., 4.75%, 2014                     115         114
General Motors Acceptance Corp.,
   6.88%, 2011                                                  600         629
   7.00%, 2012                                                  145         152
Glencore Funding LLC, 6.00%, 2014
   (144A security acquired May 2004 for $86) (b)                 95          92
Golden West Financial Corp., 4.13%, 2007                        200         204
Goldman Sachs Group, Inc., 6.88%, 2011                          355         401
Greenwich Capital Commercial Funding Corp.,
   5.32%, 2036                                                  915         954
GS Mortgage Securities Corp.II, 5.40%, 2038                     905         949
Household Finance Corp.,
   4.75%, 2009                                                  250         258
   6.38%, 2012                                                  235         260
HVB Funding Trust III, 8.74%, 2031 (144A security
   acquired May & June 2003 for $174) (b)                       170         213
HVB Funding Trust III, 9.00%, 2031
   (144A security acquired June 2003
   for $42) (b)                                                  40          51
International Lease Finance Corp., 6.38%, 2009                  190         208
Korea Development Bank, 4.25%, 2007                              95          97
Lehman Brothers Holdings, Inc., 6.63%, 2012                     210         235
Manufacturers & Traders Trust, 8.00%, 2010                      120         144
Merrill Lynch Mortgage Trust, 4.35%, 2042                       515         522
Midland Funding II, 13.25%, 2006                                 95         107
Mississippi Business Finance Corp., 7.81%, 2024                 500         481
Mizuho Financial Group Cayman Ltd., 5.79%, 2014
   (144A security acquired Feb. 2004 for $180) (b)              180         186
Morgan (J.P.) Chase & Co., 6.75%, 2011                           50          56
Morgan (J.P.) Co., 6.00%, 2009                                  120         129
Morgan Stanley Capital I, 4.05%, 2041                           530         528
Morgan Stanley Group, Inc., 6.75%, 2011                         245         275
National Rural Utilities Cooperative Finance Corp.,
   5.75%, 2009                                                   90          96
NB Capital Trust IV, 8.25%, 2027                                 55          63
Old Kent Bank,
   Step Coupon (7.75% to 8/15/05), 2010                         300         312
Residential Asset Mortgage Products, Inc.,
   Interest Only, 5.75%, 2005 (c)                               858          19
   3.81%, 2026                                                  220         220
   4.45%, 2028                                                1,145       1,150
   4.23%, 2029                                                  165         165
   4.00%, 2030                                                  275         273

FINANCIAL CONTINUED
Santander Financial Issuances,
   6.80%, 2005                                              $    95          98
   6.38%, 2011                                                   60          66
Sanwa Finance Aruba AEC, 8.35%, 2009                            205         241
Structured Asset Securities Corp., 4.37%, 2034                  525         525
Union Planters Corp., 6.75%, 2005                               240         251
U.S. West Capital Funding, Inc., 6.50%, 2018                     75          55
Wells Fargo & Co., 4.95%, 2013                                  140         142
                                                                       --------
                                                                         17,001
                                                                       --------

FOREIGN GOVERNMENT - 2.0%
Argentina (Republic of),
   11.38%, 2010 (d)                                             290          88
   11.38%, 2017 (d)                                             100          31
Brazil (Federal Republic of),
   9.25%, 2010                                                   85          91
   11.00%, 2012                                                  80          92
Export-Import Bank of Korea, 4.13%, 2009
   (144A security acquired Feb. 2004 for $139) (b)              140         140
Quebec (Province of Canada),
   5.50%, 2006                                                  630         656
   7.50%, 2023                                                  205         260
Russian Federation, Step Coupon (5.00% to 3/31/07), 2030
   (144A security acquired Sep. & Oct. 2002, July
   & Oct. 2003 & April & Aug. 2004 for $496) (b)                545         525
United Mexican States, 8.30%, 2031                              335         381
                                                                       --------
                                                                          2,264
                                                                       --------

HEALTH CARE - 0.2%
HCA, Inc.,
   5.25%, 2008                                                  155         159
   7.50%, 2033                                                   35          37
                                                                       --------
                                                                            196
                                                                       --------

INDUSTRIAL - 1.7%
Ametek, Inc., 7.20%, 2008                                       240         262
BAE Systems Holdings, 6.40%, 2011
   (144A security acquired July & Nov. 2002 &
   April 2003 for $482) (b)                                     465         518
Lockheed Martin Corp., 8.20%, 2009                              705         839
Systems 2001 Asset Trust LLC, 7.16%, 2011 (144A
   security acquired Mar. 2002 for $280) (b)                    273         295
                                                                       --------
                                                                          1,914
                                                                       --------

INSURANCE - 1.2%
American Re Corp., 7.45%, 2026                                  335         368
AXA SA, 8.60%, 2030                                             120         155
Monumental Global Funding II, 3.85%, 2008 (144A
   security acquired Feb. & Apr. 2003 for $240) (b)             240         244
Travelers Property Casualty Corp., 5.00%, 2013                  120         119
Zurich Capital Trust I, 8.38%, 2037
   (144A security acquired Jan., June
   & Oct. 2003 for $357) (b)                                    360         411
                                                                       --------
                                                                          1,297
                                                                       --------

OIL & GAS - 1.7%
Amerada Hess Corp., 7.30%, 2031                                 135         147
Conoco Funding Co., 6.35%, 2011                                 515         574
Devon Financing Corp. ULC, 6.88%, 2011                          130         147

--------------------------------------------------------------------------------
TIMESSQUARE VP CORE PLUS BOND FUND INVESTMENTS IN SECURITIES

INVESTMENTS IN SECURITIES CONTINUED
SEPTEMBER 30, 2004 (UNAUDITED)

OIL & GAS continued
Duke Capital Corp., 4.30%, 2006                             $   110    $    112
Duke Energy Field Services LLC, 5.75%, 2006                      60          63
EnCana Corp. 6.50%, 2034                                         55          59
Morgan Stanley Bank AG for Gazprom OAO,
   9.63%, 2013, (144A security acquired Sep. 2004
   for $110)                                                    100         111
Occidental Petroleum Corp.,
   7.65%, 2006                                                  420         446
   6.75%, 2012                                                  115         130
Petroleos Mexicanos, 9.50%, 2027                                 55          67
                                                                       --------
                                                                          1,856
                                                                       --------

PHARMACEUTICALS - 0.5%
Lilly (Eli) & Co., 6.77%, 2036                                  335         390
Wyeth,
   5.50% (coupon change based on rating), 2013                   80          82
   5.50%, 2014                                                   75          76
                                                                       --------
                                                                            548
                                                                       --------

TRANSPORTATION - 0.9%
American Airlines, 7.86%, 2011                                  225         224
Burlington Northern Santa Fe, 6.75%, 2029                        45          49
Federal Express Corp., 7.60%, 2097                               85          99
Norfolk Southern Corp.,
   7.70%, 2017                                                   75          91
   7.90%, 2097                                                  235         286
Union Pacific Corp., 6.13%, 2012                                220         238
                                                                       --------
                                                                            987
                                                                       --------

U.S. GOVERNMENT & AGENCIES (e) - 50.7%
Fannie Mae,
   2.50%, 2008                                                3,480       3,370
   4.38%, 2013                                                1,155       1,149
   5.50%, 2017                                                1,484       1,537
   4.00%, 2018                                                  605         591
   4.50%, 2019                                                1,145       1,142
   5.50%, 2019                                                2,425       2,509
   6.50%, 2032                                                  879         923
   7.00%, 2032                                                1,606       1,704
   5.00%, 2033                                                  830         824
   5.50%, 2033                                                  705         716
   6.50%, 2033                                                  900         945
   5.00%, 2034                                                1,574       1,560
   5.50%, 2034                                                5,962       6,048
   6.00%, 2034                                                2,436       2,524
   Interest Only 6.59%, 2042 (c)                              7,300         131
Federal Home Loan Banks,
   4.13%, 2005                                                1,375       1,384
Financing Corp.,
   Principal Strips from
   8.60%, 2019                                                  830         376
   9.70%, 2019                                                  840         392
Freddie Mac,
   2.61%, 2011                                                1,346       1,344
   6.50%, 2013                                                  123         130
   6.50%, 2016                                                  605         640
   6.00%, 2017                                                  683         716
   6.50%, 2017                                                   86          91
   4.50%, 2018                                                3,419       3,416
   5.00%, 2018                                                3,078       3,133

U.S. GOVERNMENT & AGENCIES continued
   6.00%, 2032                                              $   968    $  1,001
   7.50%, 2032                                                  606         651
   5.00%, 2033                                                3,677       3,653
   5.50%, 2033                                                1,791       1,819
   6.00%, 2033                                                  763         789
   6.50%, 2034                                                  479         503
Ginnie Mae,
   6.50%, 2031                                                  346         365
   6.50%, 2032                                                  324         342
   5.50%, 2033                                                1,087       1,108
U.S. Treasury Bonds,
   8.75%, 2017                                                  200         282
   6.00%, 2026                                                1,305       1,488
U.S. Treasury Inflation Indexed Note,
   2.00%, 2014                                                2,051       2,097
U.S. Treasury Notes,
   3.38%, 2008                                                  860         865
   6.00%. 2009                                                  540         604
   5.00%. 2011                                                  535         575
   4.25%. 2013                                                2,635       2,674
   4.75%. 2014                                                  240         252
   6.13%, 2029                                                   40          47
                                                                       --------
                                                                         56,410
                                                                       --------

UTILITIES - 2.5%
American Electric Power, Inc., 5.38%, 2010                       90          95
Carolina Power & Light Co., 6.50%, 2012                          95         106
CenterPoint Energy,
   5.70%, 2013                                                  110         117
   7.88%, 2013                                                  230         271
Cleveland Electric Illuminating Co., 7.88%, 2017                200         244
Columbus Southern Power Co., 5.50%, 2013                         25          26
Detroit Edison Co.,
   6.13%, 2010                                                  110         121
   6.35%, 2032                                                   60          64
Dominion Resources, Inc., 6.25%, 2012                            60          65
DPL, Inc., 8.25%, 2007                                          180         194
First Energy Corp.,
   5.50%, 2006                                                   50          52
   6.45%, 2011                                                  250         273
Korea Electric Power Corp., 5.13%, 2034
   (144A security acquired Apr. 2004 for $89) (b)                90          90
Nisource Finance Corp., 7.88%, 2010                             210         248
Ohio Power Co., 5.50%, 2013                                      45          47
Oncor Electric Delivery Co., 7.25%, 2033                        140         165
Pacific Gas & Electric Co.,
   4.20%, 2011                                                  110         109
   6.05%, 2034                                                   95          97
Progress Energy, Inc.,
   7.10%, 2011                                                  110         124
   7.00%, 2031                                                   85          92
Tenaska Alabama II Partners LP, 6.13%, 2023
   (144A security acquired Oct. 2003 for $156) (b)              156         163
                                                                       --------
                                                                          2,763
                                                                       --------

TOTAL LONG-TERM BONDS
   (Cost - $97,077)                                                      99,177
                                                                       --------

--------------------------------------------------------------------------------
TIMESSQUARE VP CORE PLUS BOND FUND INVESTMENTS IN SECURITIES

INVESTMENTS IN SECURITIES CONTINUED
SEPTEMBER 30, 2004 (UNAUDITED)

                                                       NUMBER       VALUE
                                                     OF SHARES      (000)
                                                    -----------   ---------
PREFERRED STOCK - 1.4%
COMMUNICATIONS & MEDIA - 0.3%
Centaur Funding Corp., 9.08%
   (144A security acquired Aug. & Nov. 2001
   for $261) (b)                                            235         304
                                                                  ---------

FINANCIAL - 0.9%
IBJ Preferred Capital Co. LLC,
   Step Coupon (8.79% to 6/30/08)
   (144A security acquired Aug, Oct, & Dec. 2003
   & Jan. 2004 for $497) (b)                                460         526
Natexis AMBS Co. LLC.,
   Step Coupon (8.44% to 6/30/08)
   (144A security acquired May 2002 for $174) (b)           160         185
RBS Capital Trust III,
   Step Coupon (5.51% to 9/30/14)                           305         309
                                                                  ---------
                                                                      1,020
                                                                  ---------

INDUSTRIAL - 0.2%
RC Trust I, 7.00%, 2006                                   3,500         185
                                                                  ---------

TOTAL PREFERRED STOCK
   (Cost - $1,425)                                                    1,509
                                                                  ---------

SHORT-TERM OBLIGATIONS - 4.5%
MONEY MARKET FUND - 4.4%
TimesSquare VP Money Market Fund (f)                  4,927,937       4,928
                                                                  ---------

                                                     PRINCIPAL
                                                       (000)
                                                    -----------
U.S. GOVERNMENT - 0.1%
U.S. Treasury Bills,
   1.96%, 3/31/05 (g)                                $       75          74
                                                                  ---------

TOTAL SHORT-TERM OBLIGATIONS
   (Cost - $5,002)                                                    5,002
                                                                  ---------

TOTAL INVESTMENTS IN SECURITIES - 95.0%
   (Total Cost - $103,504) (i)                                      105,688
Cash and Other Assets Less Liabilities - 5.0%                         5,611
                                                                  ---------
NET ASSETS - 100.0%                                               $ 111,299
                                                                  =========

NOTES TO INVESTMENTS IN SECURITIES

(a) This is a fair valued security which is in default due to bankruptcy. The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.
(b) Indicates restricted security; the aggregate value of restricted securities is $6,109,904 (aggregate cost $5,749,627), which is approximately 5.5% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.
(c)  Illiquid security.
(d)  Defaulted security.
(e)  Agency obligations are not gauranteed by the U.S. Government.
(f) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the TimesSquare VP Money Market Fund.
(g) Pledged as collateral for financial futures contracts.At September 30, 2004, the Fund was long 92, 2-year U.S. Treasury Notes, 20, 30-year U.S. Treasury Bond , and was short 45, 10-year U.S. Treasury Notes, 71, 5-year U.S. Treasury Notes futures contracts, all expiring in December 2004. Net unrealized loss amounted to $28,371. Underlying face values of the long and short positions were$21,638,153 and ($12,863,219), respectively, and underlying market values were $21,677,938 and ($12,931,375), respectively.
(h) A summary of outstanding forward currency contracts, as of September 30, 2004, is as follows:

                                                     Net Unrealized
      Settlement   Forward    Foreign     Contract    Appreciation
      Date         Contract   Currency     Value     (Depreciation)
     -----------   --------   --------   ---------   --------------
      BUYS
     12/10/04      Euro        850,000   1,028,832       26,309

     TAX INFORMATION
(i) At September 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $103,979,046, was as follows:

     Aggregate gross unrealized appreciation for all
     investments in which there was an excess of value
     over tax cost                                       $ 2,111,422
     Aggregate gross unrealized depreciation for all
     investments in which there was an excess of tax
     cost over value                                        (402,412)
                                                         -----------
     Unrealized appreciation - net                       $ 1,709,010
                                                         ===========

     QUALITY RATINGS* OF LONG-TERM BONDS (UNAUDITED)
     September 30, 2004

                                           VALUE     % OF
                                           (000)     VALUE
                                          --------   -----
     Aaa/AAA                              $ 64,994    65.5%
     Aa/AA                                   3,565     3.6
     A/A                                     9,740     9.8
     Baa/BBB                                18,612    18.8
     Ba/BB                                   1,261     1.3
     B/B                                       417     0.4
     Below B                                   118     0.1
     Not Rated                                 470     0.5
                                          --------   -----
                                          $ 99,177   100.0%
                                          --------   -----

Item 2. Controls and Procedures.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CIGNA Variable Products Group
             -----------------------------

By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                          --------------------------------------------------

Date November 29, 2004
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey S. Winer
                          --------------------

Date November 29, 2004
     -----------------

By (Signature and Title)* /s/ Jeffrey S. Winer, Vice President and Secretary
                          --------------------------------------------------

Date November 29, 2004
     -----------------

* Print the name and title of each signing officer under his or her signature.